Investment Objectives and Goals	Sep. 18, 2024
Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equity Fund
Class F Prospectus | SIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund
Class F Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	International Fixed Income Fund
Class I Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equity Fund
Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Fund
Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Fund
Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	International Fixed Income Fund